Retirement Benefit Plans - Summary of Movements in Net Defined Benefit Liability (Asset) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 4,926,396	$ 175,442	$ 4,805,016	$ 3,569,265
Current service cost	193,693	6,898	211,226	224,126
Past service cost and gain on settlements	(25,891)	(922)
Net interest expense (income)	38,200	1,360	54,248	56,070
Recognized in profit or loss	206,002	7,336	265,474	280,196
Return on plan assets (excluding amounts included in net interest)	(109,616)	(3,904)	(104,516)	(16,589)
Changes in financial assumptions	465,433	16,575	398,732	(8,643)
Experience adjustments	281,661	10,031	70,374	302,499
Changes in demographic assumptions	(36,627)	(1,304)	(2,329)	8,190
Changes in other assumptions				22,723
Recognized in other comprehensive income	594,778	21,181	365,262	308,180
Contributions from the employer	(620,433)	(22,095)	(514,617)	(364,237)
Benefits paid from the pension fund	50,707	1,806	0	0
Benefits paid from the Group	(14,520)	(517)	(21,439)	(295,953)
Assets extinguished on settlement	11,910	424
Business combinations	1,018,480	36,270	34,477	1,312,281
Exchange differences on foreign plans	17,447	621	(4,776)	(4,716)
Ending balance	6,196,840	220,685	4,926,396	4,805,016
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	10,668,574	379,935	10,297,139	7,910,638
Current service cost	193,693	6,898	211,226	224,126
Past service cost and gain on settlements	(25,891)	(922)
Net interest expense (income)	119,314	4,249	151,635	178,779
Recognized in profit or loss	287,116	10,225	362,861	402,905
Return on plan assets (excluding amounts included in net interest)	0	0	0	0
Changes in financial assumptions	465,433	16,575	398,732	(8,643)
Experience adjustments	281,661	10,031	70,374	302,499
Changes in demographic assumptions	(36,627)	(1,304)	(2,329)	8,190
Changes in other assumptions				22,723
Recognized in other comprehensive income	710,467	25,302	466,777	324,769
Contributions from the employer	0	0	0	0
Benefits paid from the pension fund	(552,430)	(19,673)	(393,897)	(541,989)
Benefits paid from the Group	(14,520)	(517)	(21,439)	(295,953)
Assets extinguished on settlement	0	0
Business combinations	1,018,480	36,270	62,857	2,522,805
Exchange differences on foreign plans	41,458	1,476	(105,724)	(26,036)
Ending balance	12,159,145	433,018	10,668,574	10,297,139
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(5,742,178)	(204,493)	(5,492,123)	(4,341,373)
Current service cost	0	0	0	0
Past service cost and gain on settlements	0
Net interest expense (income)	(81,114)	(2,889)	(97,387)	(122,709)
Recognized in profit or loss	(81,114)	(2,889)	(97,387)	(122,709)
Return on plan assets (excluding amounts included in net interest)	(109,616)	(3,904)	(104,516)	(16,589)
Changes in financial assumptions	0	0	0	0
Experience adjustments	0	0	0	0
Changes in demographic assumptions	0	0	0	0
Changes in other assumptions				0
Recognized in other comprehensive income	(109,616)	(3,904)	(104,516)	(16,589)
Contributions from the employer	(620,433)	(22,095)	(514,617)	(364,237)
Benefits paid from the pension fund	603,137	21,479	393,897	541,989
Benefits paid from the Group	0	0	0	0
Assets extinguished on settlement	11,910	424
Business combinations	0	0	(28,380)	(1,210,524)
Exchange differences on foreign plans	(24,011)	(855)	100,948	21,320
Ending balance	$ (5,962,305)	$ (212,333)	$ (5,742,178)	$ (5,492,123)